INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]

The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2013 and 2012 by series is as follows:

	2013	2012
Series 1	-	-
Series 2	-	-
Series 3	6	7
Series 4	-	-
Series 5	-	-
Series 6	-	-
	6	7

Schedule Of Dispositions By Series [Table Text Block]

During the year ended March 31, 2013 the Partnership disposed of one operating limited partnership. A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition	Disposition
Series 1	-	-	$-	$-
Series 2	-	-	-	-
Series 3	1	-	-	-
Series 4	-	-	-	-
Series 5	-	-	-	-
Series 6	-	-	-	-
Total	1	-	$-	$-

During the year ended March 31, 2012 the Partnership disposed of ten of the operating limited partnerships, of which one operating limited partnership was included in both Series 2 and 5. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain/(Loss) on
	Transferred	Partnership	Disposition	Disposition
Series 1	4	-	$5,000	$5,000
Series 2	1	-	-	-
Series 3	1	1	65,458	65,458
Series 4	3	-	11,993	11,993
Series 5	1	-	-	-
Series 6	-	-	-	-
Total	10	1	$82,451	$82,451

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$1,262,409

Acquisition costs of operating limited partnerships	224,198

Cumulative distributions from operating limited partnerships	(3,682)

Cumulative losses from operating limited partnerships	(1,482,925)

Investments in operating limited partnerships per balance sheets	-

The Partnership has recorded acquisition costs at March 31, 2013, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(1,709,417)

Other	(116,102)

Equity per operating limited partnerships’ combined financial statements	$(1,825,519)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$1,262,409

Acquisition costs of operating limited partnerships	-	-	224,198

Cumulative distributions from operating limited partnerships	-	-	(3,682)

Cumulative losses from operating limited partnerships	-	-	(1,482,925)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 1	Series 2	Series 3

The Partnership has recorded acquisition costs at March 31, 2013, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	(1,709,417)

Other	-	-	(116,102)

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(1,825,519)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	-

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 4	Series 5	Series 6

The Partnership has recorded acquisition costs at March 31, 2013, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	-

Other	-	-	-

Equity per operating limited partnerships’ combined financial statements	$-	$-	$-

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Total

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$1,390,133

Acquisition costs of operating limited partnerships	247,190

Cumulative distributions from operating limited partnerships	(3,682)

Cumulative losses from operating limited partnerships	(1,633,641)

Investments in operating limited partnerships per balance sheets	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	2,712

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	1,741

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	(2,025,513)

Other	(106,747)

Equity per operating limited partnerships’ combined financial statements	$(2,127,807)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 1	Series 2	Series 3

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$1,390,133

Acquisition costs of operating limited partnerships	-	-	247,190

Cumulative distributions from operating limited partnerships	-	-	(3,682)

Cumulative losses from operating limited partnerships	-	-	(1,633,641)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 1	Series 2	Series 3

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$2,712.00

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	1,741

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	(2,025,513)

Other	-	-	(106,747)

Equity per operating limited partnerships’ combined financial statements	$-	$-	$(2,127,807)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 4	Series 5	Series 6

Capital contributions paid to operating limited partnerships, net of tax credit adjusters	$-	$-	$-

Acquisition costs of operating limited partnerships	-	-	-

Cumulative distributions from operating limited partnerships	-	-	-

Cumulative losses from operating limited partnerships	-	-	-

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 4	Series 5	Series 6

The Partnership has recorded acquisition costs at March 31, 2012, which have not been accounted for in the net assets of the operating limited partnerships (see Note A).	$-	$-	$-

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see Note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see Note A).	-	-	-

Other	-	-	-

Equity per operating limited partnerships’ combined financial statements	$-	$-	$-

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,015,816	$-	$-	$3,015,816
Land	713,471	-	-	713,471
Other assets	918,932	-	-	918,932

	$4,648,219	$-	$-	$4,648,219

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$5,978,740	$-	$-	$5,978,740
Accounts payable and accrued expenses	84,352	-	-	84,352
Other liabilities	307,487	-	-	307,487

	6,370,579	-	-	6,370,579
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(1,825,519)	-	-	(1,825,519)
Other partners	103,159	-	-	103,159

	(1,722,360)	-	-	(1,722,360)

	$4,648,219	$-	$-	$4,648,219

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$-
Land	-	-	-
Other assets	-	-	-

	$-	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$-
Accounts payable and accrued expenses	-	-	-
Other liabilities	-	-	-

	-	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	-	-	-
Other partners	-	-	-

	-	-	-

	$-	$-	$-

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

	Total	Series 1	Series 2	Series 3
ASSETS

Buildings and improvements, net of accumulated depreciation	$3,351,093	$-	$-	$3,351,093
Land	730,530	-	-	730,530
Other assets	971,406	-	-	971,406

	$5,053,029	$-	$-	$5,053,029

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$6,629,724	$-	$-	$6,629,724
Accounts payable and accrued expenses	70,743	-	-	70,743
Other liabilities	349,745	-	-	349,745

	7,050,212	-	-	7,050,212
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	(2,127,807)	-	-	(2,127,807)
Other partners	130,624	-	-	130,624

	(1,997,183)	-	-	(1,997,183)

	$5,053,029	$-	$-	$5,053,029

The combined summarized balance sheets of the operating limited partnerships at December 31, 2011 are as follows:

	Series 4	Series 5	Series 6
ASSETS

Buildings and improvements, net of accumulated depreciation	$-	$-	$-
Land	-	-	-
Other assets	-	-	-

	$-	$-	$-

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$-	$-	$-
Accounts payable and accrued expenses	-	-	-
Other liabilities	-	-	-

	-	-	-
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund Limited Partnership	-	-	-
Other partners	-	-	-

	-	-	-

	$-	$-	$-

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$1,181,509	$-	$-	$1,181,509
Interest and other	79,454	-	-	79,454

	1,260,963	-	-	1,260,963
Expenses
Interest	111,171	-	-	111,171
Depreciation and amortization	283,747	-	-	283,747
Taxes and insurance	200,938	-	-	200,938
Repairs and maintenance	227,597	-	-	227,597
Operating expenses	496,794	-	-	496,794
Other expenses	5,229	-	-	5,229

	1,325,476	-	-	1,325,476

NET LOSS	$(64,513)	$-	$-	$(64,513)

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(96,093)	$-	$-	$(96,093)

Net loss allocated to other partners	$31,580	$-	$-	$31,580

*	Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

	Series 4	Series 5	Series 6
Revenue
Rental	$-	$-	$-
Interest and other	-	-	-

	-	-	-
Expenses
Interest	-	-	-
Depreciation and amortization	-	-	-
Taxes and insurance	-	-	-
Repairs and maintenance	-	-	-
Operating expenses	-	-	-
Other expenses	-	-	-

	-	-	-

NET LOSS	$-	$-	$-

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-

Net loss allocated to other partners	$-	$-	$-

*	Amounts include $0, $0, $96,093, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

	Total	Series 1	Series 2	Series 3
Revenue
Rental	$1,291,310	$-	$-	$1,291,310
Interest and other	78,719	-	-	78,719

	1,370,029	-	-	1,370,029
Expenses
Interest	127,504	-	-	127,504
Depreciation and amortization	308,484	-	-	308,484
Taxes and insurance	223,084	-	-	223,084
Repairs and maintenance	265,968	-	-	265,968
Operating expenses	632,670	-	-	632,670
Other expenses	6,784	-	-	6,784

	1,564,494	-	-	1,564,494

NET LOSS	$(194,465)	$-	$-	$(194,465)

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$(207,647)	$-	$-	$(207,647)

Net loss allocated to other partners	$13,182	$-	$-	$13,182

*	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 are as follows:

	Series 4	Series 5	Series 6
Revenue
Rental	$-	$-	$-
Interest and other	-	-	-

	-	-	-
Expenses
Interest	-	-	-
Depreciation and amortization	-	-	-
Taxes and insurance	-	-	-
Repairs and maintenance	-	-	-
Operating expenses	-	-	-
Other expenses	-	-	-

	-	-	-

NET LOSS	$-	$-	$-

Net loss allocated to Boston Capital Tax Credit Fund Limited Partnership*	$-	$-	$-

Net loss allocated to other partners	$-	$-	$-

*	Amounts include $0, $0, $207,647, $0, $0, and $0 for Series 1, Series 2, Series 3, Series 4, Series 5, Series 6, respectively, of loss not recognized under the equity method of accounting as described in Note A.